UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Management LP
Address:  100 South Bedford Rd.
          Mt. Kisco, NY 10549

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner
Edward E. Mattner                   New York, New York                 05/13/05
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  13

Form 13F Information Table Value Total:                  $969,238
                                                         (thousands)


List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No. From 13F File Number Name

                           Form 13F Information Table
                 Name of Reporting Manager: Icahn Management LP

COLUMN 1                 COLUMN 2      COLUMN 3    COLUMN 4             COLUMN 5       COLUMN 6    COLUMN 7           COLUMN 8
                                                                                                                Voting Authority

                                                   VALUE      SHRS OR     SH/   PUT/  INVESTMENT  OTHER
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT     PRN   CALL  ISCRETION   MANAGER     SOLE    SHARED   NONE

Blockbuster Inc.       Class A Common  093679108    81,124    9,187,280    SH           Sole       n/a      9,187,280

Blockbuster Inc.       Class B Common  093679207    37,054    4,432,265    SH           Sole       n/a      4,432,265

Hewlett Packard Co.           Common   428236103     2,294      104,560    SH           Sole       n/a        104,560

Hollywood Entertainment       Common   436141105    73,175    5,556,160    SH           Sole       n/a      5,556,160

Kerr-McGee Corp.              Common   492386107   512,849    6,547,280    SH           Sole       n/a      6,547,280

Noble Energy Inc.             Common   655044105    15,852      233,050    SH           Sole       n/a        233,050

Pioneer Natural Resources Co. Common   723787107    21,070      493,200    SH           Sole       n/a        493,200

Pogo Producing Co.            Common   730448107    17,335      352,050    SH           Sole       n/a        352,050

Rite Aid Corp.                Common   767754104    39,600   10,000,000    SH           Sole       n/a     10,000,000

Siebal Systems Inc.           Common   826170102    41,274    4,520,696    SH           Sole       n/a      4,520,696

Telik Inc.                    Common   87959M109     6,637      413,608    SH           Sole       n/a        413,608

Time Warner Inc.              Common   887317105    88,680    5,053,000    SH           Sole       n/a      5,053,000

Unumprovident Corp.           Common   91529Y106    32,294    1,897,440    SH           Sole       n/a      1,897,440

                                             Total:969,238

